Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	$ 913	$ 192
Additions	1,949	876
Depreciation of the year	(377)	(155)	$ (53)
Property, plant and equipment, opening book value, Total	2,485	913	192
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,131	255
Property, plant and equipment, opening book value, Total	3,080	1,131	255
Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(218)	(63)
Property, plant and equipment, opening book value, Total	(595)	(218)	$ (63)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	427
Additions	1,178
Depreciation of the year	(335)
Property, plant and equipment, opening book value, Total	1,270	427
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	645
Property, plant and equipment, opening book value, Total	1,823	645
Computer Equipment | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(218)
Property, plant and equipment, opening book value, Total	(553)	(218)
Building Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Transfers	1,257
Depreciation of the year	(42)
Property, plant and equipment, opening book value, Total	1,215
Building Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, opening book value, Total	1,257
Building Improvements | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, opening book value, Total	(42)
Work in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	486
Additions	771
Transfers	$ (1,257)
Property, plant and equipment, opening book value, Total		$ 486